Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (61,573)	$ (4,673)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for credit losses	2,359	250
Depreciation	3,320	3,828
Amortization of right-of-use assets	577	571
Share-based compensation of subsidiary	1,121	1,147
Share-based compensation of the Group	62,040
Loss on disposal of software and equipment	4
Deferred income tax benefit	(732)	(991)
Financing expense related to issuance of GEM Warrants	455	224
Changes in operating assets and liabilities:
Accounts receivable	(22,278)	23,568
Prepaid expenses and other current assets	(10,131)	(62,285)
Accounts payable	27,340	7,070
Deferred revenue	(687)	1,979
Accrued expenses and other current liabilities	(2,213)	(1,648)
Tax payable	768	163
Operating lease liabilities	(515)	(430)
Amount due to a related party	1,327	134
Net cash (used in)/provided by operating activities	1,182	(31,093)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of software and equipment	(564)	(3,871)
Proceeds from disposal of software and equipment	43
Purchase of short-term investment	(21,265)	(421)
Proceeds from the redemption of short-term investment	21,335	4,750
Purchase of other non-current assets	(9,341)	(2,639)
Net cash used in investing activities	(9,792)	(2,181)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loan	79,943	85,518
Repayments of short-term loan	(80,569)	(75,188)
Repayments of payables to a related party	(1,699)
Cash required on reverse recapitalization		68
Proceeds from Private Placement		21,737
Payment for offering cost related to Business Combination		(279)
Exercise of warrants		2,213
Net cash provided by/(used in) financing activities	(2,325)	34,069
Effect of exchange rate changes	329	(741)
Net change in cash and restricted cash	(10,606)	54
Cash and restricted cash, beginning of the period	33,595	23,917
Cash and restricted cash, end of the period	22,989	23,971
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash	20,239	21,161
Restricted cash	2,750	2,810
Total cash and restricted cash	22,989	23,971
Supplemental disclosures of cash flow information:
Income tax paid	778	1,898
Interest expense paid	2,816	2,567
Supplemental disclosures of non-cash activities:
Decrease of accrued expenses and other current liabilities due to vest of restricted shares	311	311
Obtaining right-of-use assets in exchange for operating lease liabilities	93	1,650
Prepaid financing expense related to issuance of GEM Warrants	987	$ 1,594
Repayments of payables to a related party	$ 4,503